Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000129563 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Value Fund
Class Name	Class I
Trading Symbol	EPVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-value-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class I/EPVIX)	$161	1.44%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Value Fund returned 24.19%, which compared unfavorably to the 29.49% return of the MSCI All Country World Ex USA Value Index.  Regarding industry allocation, the Fund’s overweight allocation to the Materials sectors was a positive contributor with notable outperformance from Kinross Gold, IAMGold and Agnico Eagle Mines. Baycurrent Consulting in Japan was also a standout performer.  Conversely, an underweight allocation to the Industrials and Real Estate sectors was a drag on relative performance.  Further, the funds underweight allocation to large cap tech was a drag.  Related to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Eastern Europe was a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Value Fund (Class I/EPVIX)	24.19%	13.24%	9.49%
MSCI All Country World Ex USA Value Index	28.16%	15.38%	7.51%
MSCI World Ex USA Value Index	29.49%	17.25%	7.84%
Bloomberg World ex US Large & Mid Cap Net Return Index	24.35%	10.82%	7.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 169,085,811
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,620,447
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$169,085,811
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,620,447
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	6.1%
Agnico Eagle Mines Ltd.	5.2%
Kinross Gold Corp.	4.1%
IAMGOLD Corp.	4.1%
Barrick Mining Corp.	3.9%
Newmont Corp. - CDI	3.6%
Evolution A.B.	3.4%
Franco-Nevada Corp.	3.3%
Carl Zeiss Meditec A.G.	3.0%
Novo Nordisk A/S - ADR	2.9%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	6.1%
Agnico Eagle Mines Ltd.	5.2%
Kinross Gold Corp.	4.1%
IAMGOLD Corp.	4.1%
Barrick Mining Corp.	3.9%
Newmont Corp. - CDI	3.6%
Evolution A.B.	3.4%
Franco-Nevada Corp.	3.3%
Carl Zeiss Meditec A.G.	3.0%
Novo Nordisk A/S - ADR	2.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000086557 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Value Fund
Class Name	Class A
Trading Symbol	EPIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-value-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class A/EPIVX)	$189	1.69%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Value Fund returned 23.75%, which compared unfavorably to the 29.49% return of the MSCI All Country World Ex USA Value Index.  Regarding industry allocation, the Fund’s overweight allocation to the Materials sectors was a positive contributor with notable outperformance from Kinross Gold, IAMGold and Agnico Eagle Mines. Baycurrent Consulting in Japan was also a standout performer.  Conversely, an underweight allocation to the Industrials and Real Estate sectors was a drag on relative performance.  Further, the funds underweight allocation to large cap tech was a drag.  Related to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Eastern Europe was a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Value Fund (Class A/EPIVX)	18.16%	11.88%	8.68%
EuroPac International Value Fund (Class A/EPIVX)—excluding sales load	23.75%	12.93%	9.19%
MSCI All Country World Ex USA Value Index	28.16%	15.38%	7.51%
MSCI World Ex USA Value Index	29.49%	17.25%	7.84%
Bloomberg World ex US Large & Mid Cap Net Return Index	24.35%	10.82%	7.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 169,085,811
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,620,447
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$169,085,811
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,620,447
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	6.1%
Agnico Eagle Mines Ltd.	5.2%
Kinross Gold Corp.	4.1%
IAMGOLD Corp.	4.1%
Barrick Mining Corp.	3.9%
Newmont Corp. - CDI	3.6%
Evolution A.B.	3.4%
Franco-Nevada Corp.	3.3%
Carl Zeiss Meditec A.G.	3.0%
Novo Nordisk A/S - ADR	2.9%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	6.1%
Agnico Eagle Mines Ltd.	5.2%
Kinross Gold Corp.	4.1%
IAMGOLD Corp.	4.1%
Barrick Mining Corp.	3.9%
Newmont Corp. - CDI	3.6%
Evolution A.B.	3.4%
Franco-Nevada Corp.	3.3%
Carl Zeiss Meditec A.G.	3.0%
Novo Nordisk A/S - ADR	2.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000093021 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Bond Fund
Class Name	Class A
Trading Symbol	EPIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class A/EPIBX)	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Bond Fund returned 8.70%, which compared favorably to the 3.21% return of the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD.  This return was significantly above the gross yield of the fund before expenses, and so the weakening of the dollar over the fiscal year more than offset those expenses.
The Fund had a significant allocation to emerging market currency bonds, which delivered strong returns during the period, generally in the double digits. Developed economies faced ongoing debt challenges that weighed on growth and currency performance. The Fund’s holdings in Latin American currencies and Western Europe- particularly exposure to the Norwegian Krone- were among the strongest contributors to positive performance. Many of these bonds were not classified as “Highly Liquid,” and the liquidity premium associated with them contributed meaningfully to returns.
From an allocation perspective, Mexican bonds experienced a notable recovery after being affected by prior tariff-related pressures.  The currency alone was up 8.0%, and yields came down significantly, which increased bond prices substantially for our higher duration positions in that currency.  About 60 percent of the fund was positioned in Emerging Markets because those economies were growing at a faster pace, which typically supported their currencies and resulted in positive carry for investors holding higher‑risk, more volatile bonds. This allocation was intended to enhance yield but carried increased risk.
The fund also owns some high-yielding floating-rate Corporate bonds in Scandinavian currencies, namely from the Issuers Hawk Infinity Software, Gaming Innovation Group, and Lime Petroleum Group, that performed well, and continued to pay out double-digit yields.  A few of the fund’s positions had returns of near 20% or higher over the period, namely  America Movil: AMXLMM 9.5%  01/31 in MXN.On the other hand, 3 NOK-denominated bonds: AXINVH Floating 02/30, LIMPET Floating  07/27, and JOTGRP Floating  10/28  Volkswagen Perpetuals in EUR, and Gentoo Media in SEK were a slight drag on performance over the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Bond Fund (Class A/EPIBX)	3.85%	1.13%	1.73%
EuroPac International Bond Fund (Class A/EPIBX)—excluding sales load	8.70%	2.06%	2.19%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	3.21%	-5.38%	-0.85%
FTSE Non USD World Government Bond Index	4.79%	-4.45%	-0.35%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 69,802,150
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 179,709
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,802,150
Total number of portfolio holdings	50
Total advisory fees paid (net)	$179,709
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
European Investment Bank, 6.950%, 3/1/2029	4.6%
Colombia Government International Bond, 9.850%, 6/28/2027	4.2%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.0%
Philippine Government International Bond, 6.250%, 1/14/2036	4.0%
Inter-American Development Bank, 5.100%, 11/17/2026	3.6%
Malaysia Government Bond, 2.632%, 4/15/2031	3.3%
Mexican Bonos, 7.750%, 11/23/2034	3.3%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	3.1%
Turkiye Government International Bond, 5.200%, 8/17/2031	2.9%
International Finance Corp., 0.000%, 5/20/2030	2.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
European Investment Bank, 6.950%, 3/1/2029	4.6%
Colombia Government International Bond, 9.850%, 6/28/2027	4.2%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.0%
Philippine Government International Bond, 6.250%, 1/14/2036	4.0%
Inter-American Development Bank, 5.100%, 11/17/2026	3.6%
Malaysia Government Bond, 2.632%, 4/15/2031	3.3%
Mexican Bonos, 7.750%, 11/23/2034	3.3%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	3.1%
Turkiye Government International Bond, 5.200%, 8/17/2031	2.9%
International Finance Corp., 0.000%, 5/20/2030	2.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129564 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Bond Fund
Class Name	Class I
Trading Symbol	EPBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class I/EPBIX)	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Bond Fund returned 8.99%, which compared favorably to the 3.21% return of the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD.  This return was significantly above the gross yield of the fund before expenses, and so the weakening of the dollar over the fiscal year more than offset those expenses.
The Fund had a significant allocation to emerging market currency bonds, which delivered strong returns during the period, generally in the double digits. Developed economies faced ongoing debt challenges that weighed on growth and currency performance. The Fund’s holdings in Latin American currencies and Western Europe- particularly exposure to the Norwegian Krone- were among the strongest contributors to positive performance. Many of these bonds were not classified as “Highly Liquid,” and the liquidity premium associated with them contributed meaningfully to returns.
From an allocation perspective, Mexican bonds experienced a notable recovery after being affected by prior tariff-related pressures.  The currency alone was up 8.0%, and yields came down significantly, which increased bond prices substantially for our higher duration positions in that currency.  About 60 percent of the fund was positioned in Emerging Markets because those economies were growing at a faster pace, which typically supported their currencies and resulted in positive carry for investors holding higher‑risk, more volatile bonds. This allocation was intended to enhance yield but carried increased risk.
The fund also owns some high-yielding floating-rate Corporate bonds in Scandinavian currencies, namely from the Issuers Hawk Infinity Software, Gaming Innovation Group, and Lime Petroleum Group, that performed well, and continued to pay out double-digit yields.  A few of the fund’s positions had returns of near 20% or higher over the period, namely  America Movil: AMXLMM 9.5%  01/31 in MXN.On the other hand, 3 NOK-denominated bonds: AXINVH Floating 02/30, LIMPET Floating  07/27, and JOTGRP Floating  10/28  Volkswagen Perpetuals in EUR, and Gentoo Media in SEK were a slight drag on performance over the period.

Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Bond Fund (Class I/EPBIX)	8.99%	2.32%	2.43%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	3.21%	-5.38%	-0.85%
FTSE Non USD World Government Bond Index	4.79%	-4.45%	-0.35%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%

Net Assets	$ 69,802,150
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 179,709
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,802,150
Total number of portfolio holdings	50
Total advisory fees paid (net)	$179,709
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
European Investment Bank, 6.950%, 3/1/2029	4.6%
Colombia Government International Bond, 9.850%, 6/28/2027	4.2%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.0%
Philippine Government International Bond, 6.250%, 1/14/2036	4.0%
Inter-American Development Bank, 5.100%, 11/17/2026	3.6%
Malaysia Government Bond, 2.632%, 4/15/2031	3.3%
Mexican Bonos, 7.750%, 11/23/2034	3.3%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	3.1%
Turkiye Government International Bond, 5.200%, 8/17/2031	2.9%
International Finance Corp., 0.000%, 5/20/2030	2.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
European Investment Bank, 6.950%, 3/1/2029	4.6%
Colombia Government International Bond, 9.850%, 6/28/2027	4.2%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.0%
Philippine Government International Bond, 6.250%, 1/14/2036	4.0%
Inter-American Development Bank, 5.100%, 11/17/2026	3.6%
Malaysia Government Bond, 2.632%, 4/15/2031	3.3%
Mexican Bonos, 7.750%, 11/23/2034	3.3%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	3.1%
Turkiye Government International Bond, 5.200%, 8/17/2031	2.9%
International Finance Corp., 0.000%, 5/20/2030	2.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129565 [Member]
Shareholder Report [Line Items]
Fund Name	EP Emerging Markets Fund
Class Name	Class I
Trading Symbol	EPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/emerging-markets-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class I/EPEIX)	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EP Emerging Markets Fund (EPEIX) returned 16.97%, which compared unfavorably to the 27.92% return of the MSCI Emerging Markets Index.  Regarding industry allocation, the Fund’s overweight allocation to Staples was a positive contributor while an underweight allocation to Information Technology and Financials was a drag on relative performance. Related to country allocation, the Fund’s overweight allocation to Mexico and Brazil were positive contributors while an underweight allocation to Taiwan and Korea was a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EP Emerging Markets Fund (Class I/EPEIX)	16.97%	4.43%	5.42%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 107,019,446
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 899,111
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$107,019,446
Total number of portfolio holdings	61
Total advisory fees paid (net)	$899,111
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.3%
Astra International Tbk P.T.	4.3%
Alibaba Group Holding Ltd.	4.0%
British American Tobacco PLC	3.6%
Samsung Electronics Co., Ltd.	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Tencent Holdings Ltd.	3.0%
Luzhou Laojiao Co., Ltd. - Class A	2.6%
B2Gold Corp.	2.5%
Vale S.A.	2.3%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.3%
Astra International Tbk P.T.	4.3%
Alibaba Group Holding Ltd.	4.0%
British American Tobacco PLC	3.6%
Samsung Electronics Co., Ltd.	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Tencent Holdings Ltd.	3.0%
Luzhou Laojiao Co., Ltd. - Class A	2.6%
B2Gold Corp.	2.5%
Vale S.A.	2.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000093793 [Member]
Shareholder Report [Line Items]
Fund Name	EP Emerging Markets Fund
Class Name	Class A
Trading Symbol	EPASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/emerging-markets-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class A/EPASX)	$190	1.75%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EP Emerging Markets Fund (EPASX) returned 16.73%, which compared unfavorably to the 27.92% return of the MSCI Emerging Markets Index.  Regarding industry allocation, the Fund’s overweight allocation to Staples was a positive contributor while an underweight allocation to Information Technology and Financials was a drag on relative performance. Related to country allocation, the Fund’s overweight allocation to Mexico and Brazil were positive contributors while an underweight allocation to Taiwan and Korea was a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EP Emerging Markets Fund (Class A/EPASX)	11.51%	3.23%	4.67%
EP Emerging Markets Fund (Class A/EPASX) — excluding sales load	16.73%	4.18%	5.16%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 107,019,446
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 899,111
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$107,019,446
Total number of portfolio holdings	61
Total advisory fees paid (net)	$899,111
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.3%
Astra International Tbk P.T.	4.3%
Alibaba Group Holding Ltd.	4.0%
British American Tobacco PLC	3.6%
Samsung Electronics Co., Ltd.	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Tencent Holdings Ltd.	3.0%
Luzhou Laojiao Co., Ltd. - Class A	2.6%
B2Gold Corp.	2.5%
Vale S.A.	2.3%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.3%
Astra International Tbk P.T.	4.3%
Alibaba Group Holding Ltd.	4.0%
British American Tobacco PLC	3.6%
Samsung Electronics Co., Ltd.	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Tencent Holdings Ltd.	3.0%
Luzhou Laojiao Co., Ltd. - Class A	2.6%
B2Gold Corp.	2.5%
Vale S.A.	2.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129046 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac Gold Fund
Class Name	Class A
Trading Symbol	EPGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/gold-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class A/EPGFX)	$175	1.33%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For fiscal year ending October 31st, 2025, the EuroPac Gold Fund (EPGFX) had a total return of 62.62%.   The overall environment for gold and gold stocks over the past year was the largest contributor to the performance.
The Fund’s investments were concentrated in larger royalty companies and junior exploration and development companies. The royalty companies as a group underperformed the large miners during the period. They are generally considered a lower-risk segment within the gold equity space, though all investments involve risk. Smaller-cap stocks historically exhibit greater volatility and may experience wider performance swings.
The Fund benefited from stock selection among the large-cap miners; our largest holdings in that space-Agnico Eagle, Anglo, Barrick–all outperformed.
The Fund’s performance during the period reflected stock selection among intermediate miners. Holdings such as Equinox, Orla, Discovery, and Fortuna outperformed, while BTG declined late in the period following disturbances in Mali, where it operates its largest mine.
The fund’s underperformance was primarily attributable to the junior explorer segment, which tends to produce more idiosyncratic returns compared to larger mining companies. While the segment underperformed in aggregate, several juniors began to outperform as the bull market progressed, reinforcing our decision to maintain an overweight position in this area. Additionally, certain private placements in smaller companies included out‑of‑the‑money warrants, which hold no value at inception but can deliver significant leverage in a strong market scenario.
The large royalty companies also lagged the fund and the index, most notably Royal Gold, the third-largest of the royalty companies, which returned just 21% for the year, lagging after it acquired another company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac Gold Fund (Class A/EPGFX)	55.28%	8.73%	15.15%
EuroPac Gold Fund (Class A/EPGFX)-- excluding sales load	62.62%	9.74%	15.69%
Philadelphia Gold & Silver Index	80.68%	18.11%	20.60%
NYSE ARCA Gold Miners Index	78.47%	14.02%	17.14%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 472,439,535
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,506,333
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$472,439,535
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,506,333
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.7%
Fortuna Silver Mines, Inc.	6.3%
Barrick Mining Corp.	5.3%
Pan American Silver Corp.	5.3%
Royal Gold, Inc.	4.6%
Metalla Royalty & Streaming Ltd.	4.5%
Franco-Nevada Corp.	4.4%
Heliostar Metals Ltd.	4.0%
Wheaton Precious Metals Corp.	4.0%
B2Gold Corp.	3.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.7%
Fortuna Silver Mines, Inc.	6.3%
Barrick Mining Corp.	5.3%
Pan American Silver Corp.	5.3%
Royal Gold, Inc.	4.6%
Metalla Royalty & Streaming Ltd.	4.5%
Franco-Nevada Corp.	4.4%
Heliostar Metals Ltd.	4.0%
Wheaton Precious Metals Corp.	4.0%
B2Gold Corp.	3.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000206106 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac Gold Fund
Class Name	Class I
Trading Symbol	EPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/gold-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class I/EPGIX)	$142	1.08%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For fiscal year ending October 31st, 2025, the EuroPac Gold Fund (EPGIX) had a total return of 63.03%.   The overall environment for gold and gold stocks over the past year was the largest contributor to the performance.
The Fund’s investments were concentrated in larger royalty companies and junior exploration and development companies. The royalty companies as a group underperformed the large miners during the period. They are generally considered a lower-risk segment within the gold equity space, though all investments involve risk. Smaller-cap stocks historically exhibit greater volatility and may experience wider performance swings.
The Fund benefited from stock selection among the large-cap miners; our largest holdings in that space-Agnico Eagle, Anglo, Barrick–all outperformed.
The Fund’s performance during the period reflected stock selection among intermediate miners. Holdings such as Equinox, Orla, Discovery, and Fortuna outperformed, while BTG declined late in the period following disturbances in Mali, where it operates its largest mine.
The fund’s underperformance was primarily attributable to the junior explorer segment, which tends to produce more idiosyncratic returns compared to larger mining companies. While the segment underperformed in aggregate, several juniors began to outperform as the bull market progressed, reinforcing our decision to maintain an overweight position in this area. Additionally, certain private placements in smaller companies included out‑of‑the‑money warrants, which hold no value at inception but can deliver significant leverage in a strong market scenario.
The large royalty companies also lagged the fund and the index, most notably Royal Gold, the third-largest of the royalty companies, which returned just 21% for the year, lagging after it acquired another company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac Gold Fund (Class I/EPGIX)	63.03%	10.00%	15.89%
Philadelphia Gold & Silver Index	80.68%	18.11%	20.60%
NYSE ARCA Gold Miners Index	78.47%	14.02%	17.14%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 472,439,535
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,506,333
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$472,439,535
Total number of portfolio holdings	76
Total advisory fees paid (net)	$2,506,333
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.7%
Fortuna Silver Mines, Inc.	6.3%
Barrick Mining Corp.	5.3%
Pan American Silver Corp.	5.3%
Royal Gold, Inc.	4.6%
Metalla Royalty & Streaming Ltd.	4.5%
Franco-Nevada Corp.	4.4%
Heliostar Metals Ltd.	4.0%
Wheaton Precious Metals Corp.	4.0%
B2Gold Corp.	3.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.7%
Fortuna Silver Mines, Inc.	6.3%
Barrick Mining Corp.	5.3%
Pan American Silver Corp.	5.3%
Royal Gold, Inc.	4.6%
Metalla Royalty & Streaming Ltd.	4.5%
Franco-Nevada Corp.	4.4%
Heliostar Metals Ltd.	4.0%
Wheaton Precious Metals Corp.	4.0%
B2Gold Corp.	3.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000134866 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac InternationalDividend Income Fund
Class Name	Class I
Trading Symbol	EPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-dividend-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class I/EPDIX)	$147	1.24%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Dividend Income Fund (EPDIX) returned 36.85%, which compared favorably to the 24.35% return of the Bloomberg World ex US Large & Mid Cap Net Return Index and the 21.50% return of the S&P International Dividend Opportunities Index. Regarding industry allocation, the Fund’s overweight allocation to the Materials sector was a positive contributor with notable outperformance from Evolution Mining, IAMGold, and Equinox Gold. Conversely, an underweight allocation to the Industrials and Real Estate sectors was a drag on relative performance.  Related to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Japan was a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Dividend Income Fund (Class I/EPDIX)	36.85%	15.01%	8.42%
S&P International Dividend Opportunities Index	21.50%	10.33%	6.61%
Bloomberg World ex US Large & Mid Cap Net Return Index	24.35%	10.82%	7.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 190,647,330
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,232,560
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$190,647,330
Total number of portfolio holdings	70
Total advisory fees paid (net)	$1,232,560
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.0%
Vodafone Group PLC	3.8%
Barrick Mining Corp.	3.2%
Engie S.A.	2.5%
IAMGOLD Corp.	2.4%
Equinox Gold Corp.	2.3%
Enel S.p.A.	2.1%
TotalEnergies S.E. - ADR	2.0%
Alibaba Group Holding Ltd.	1.9%
Fortum Oyj	1.9%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	4.0%
Vodafone Group PLC	3.8%
Barrick Mining Corp.	3.2%
Engie S.A.	2.5%
IAMGOLD Corp.	2.4%
Equinox Gold Corp.	2.3%
Enel S.p.A.	2.1%
TotalEnergies S.E. - ADR	2.0%
Alibaba Group Holding Ltd.	1.9%
Fortum Oyj	1.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000134865 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac InternationalDividend Income Fund
Class Name	Class A
Trading Symbol	EPDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-dividend-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class A/EPDPX)	$176	1.49%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the EuroPac International Dividend Income Fund (EPDPX) returned 36.58%, which compared favorably to the 24.35% return of the Bloomberg World ex US Large & Mid Cap Net Return Index and the 21.50% return of the S&P International Dividend Opportunities Index. Regarding industry allocation, the Fund’s overweight allocation to the Materials sector was a positive contributor with notable outperformance from Evolution Mining, IAMGold, and Equinox Gold. Conversely, an underweight allocation to the Industrials and Real Estate sectors was a drag on relative performance.  Related to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Japan was a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Dividend Income Fund (Class A/EPDPX)	30.41%	13.67%	7.64%
EuroPac International Dividend Income Fund (Class A/EPDPX) — excluding sales load	36.58%	14.72%	8.14%
S&P International Dividend Opportunities Index	21.50%	10.33%	6.61%
Bloomberg World ex US Large & Mid Cap Net Return Index	24.35%	10.82%	7.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 190,647,330
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,232,560
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$190,647,330
Total number of portfolio holdings	70
Total advisory fees paid (net)	$1,232,560
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.0%
Vodafone Group PLC	3.8%
Barrick Mining Corp.	3.2%
Engie S.A.	2.5%
IAMGOLD Corp.	2.4%
Equinox Gold Corp.	2.3%
Enel S.p.A.	2.1%
TotalEnergies S.E. - ADR	2.0%
Alibaba Group Holding Ltd.	1.9%
Fortum Oyj	1.9%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	4.0%
Vodafone Group PLC	3.8%
Barrick Mining Corp.	3.2%
Engie S.A.	2.5%
IAMGOLD Corp.	2.4%
Equinox Gold Corp.	2.3%
Enel S.p.A.	2.1%
TotalEnergies S.E. - ADR	2.0%
Alibaba Group Holding Ltd.	1.9%
Fortum Oyj	1.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.